INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Amortization of intangible assets	$ 2,190	$ 0	$ 4,344	$ 0	$ 4,096	$ 0